Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 28,123	$ 340,956	$ 84,402
Inventories	50,000	50,000	586,047
Other current assets	7,254	2,075
Total current assets	85,377	393,031	670,449
Property and equipment, net	23,767	28,046	1,728
Intangible assets, net	3,000	5,700	21,905
Operating lease right-of-use assets, net	229,418	262,771
Other assets	20,711	20,711
Total assets	362,273	710,259	694,082
Current liabilities:
Accounts payable		39,674	16,005
Accounts payable	306,000	39,853
Accrued payroll and payroll taxes	30,124	1,072	59,707
Short-term convertible notes payable, less unamortized debt issuance costs of $333,097 and $53,614, respectively	1,515,443	647,202	518,668
Current portion of operating lease liabilities	51,351	46,091
Other current liabilities		179	523
Total current liabilities	1,902,918	734,218	594,903
Long-term liabilities:
Operating lease liabilities, net of current portion	201,457	240,625
Total long-term liabilities	201,457	240,625
Total liabilities	2,104,375	974,843	594,903
Stockholders’ deficit:
Preferred stock, $0.0001 par value, 10,000,000 shares authorized; no shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively
Common stock, $0.0001 par value, 1,000,000,000 shares authorized; 37,295,813 shares issued and outstanding at September 30, 2022 and December 31, 2021, respectively	3,730	3,730	3,520
Additional paid-in capital	4,590,807	3,997,445	1,356,799
Accumulated deficit	(6,336,639)	(4,265,759)	(1,261,140)
Total stockholders’ deficit	(1,742,102)	(264,584)	99,179
Total liabilities and stockholders’ deficit	$ 362,273	$ 710,259	$ 694,082